Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair value of financial instruments
Schedule of hierarchy for financial instruments measured at fair value on a recurring basis

	Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents	$31,969	$—	$—	$31,969
Short-term investments	—	18,448	—	18,448
Earnout liability	—	—	170	170
Derivative liability (see Note 11)	—	—	1,660	1,660

	$31,969	$18,448	$1,830	$52,247

	Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents	$17,917	$6,435	$—	$24,352
Short-term investments	—	15,430	—	15,430
Earnout liability	—	—	232	232

	$17,917	$21,865	$232	$40,014

Schedule of cash and cash equivalents and short-term investments

	December 31, 2017
	Amortized Cost	Unrealized Loss	Market Value
	(in thousands)
Bank deposits and money market funds	$31,969	$—	$31,969
Financial and corporate debt securities	18,454	(6)	18,448

	$50,423	$(6)	$50,417

	December 31, 2016
	Amortized Cost	Unrealized Loss	Market Value
	(in thousands)
Bank deposits and money market funds	$17,917	$—	$17,917
Financial and corporate debt securities	21,866	(1)	21,865

	$39,783	$(1)	$39,782

Schedule of changes in Level 3 liabilities measured at fair value

Level 3 Liabilities
(in thousands)
Balance at December 31, 2015	$214

Change in fair value	18

Balance at December 31, 2016	232

Addition of Deerfield derivative liability	2,107
Change in fair value	(509)

Balance at December 31, 2017	$1,830

Earnout liability
Fair value of financial instruments
Methodologies and significant inputs used in determination of fair value

	Initial Valuation Earnout Liability	December 31, 2015 Earnout Liability	December 31, 2016 Earnout Liability	December 31, 2017 Earnout Liability
Date of Valuation	8/28/2014	12/31/2015	12/31/2016	12/31/2017
Valuation Method	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Volatility (annual)	50%	50%	50%	42%
Risk-free rate (annual)	.03% - 3.56%	.56% - 3.31%	.74% - 3.42%	1.62% - 2.88%
Time period from valuation until end of earnout	.1708 - 9.8417	.5 - 9.5	.5 - 9.5	.5 - 9.5
Earnout Target 1 (thousands)	$13,700	$13,700	$13,700	$13,700
Earnout Target 2 (thousands)	$18,200	$18,200	$18,200	$18,200
Discount rate	8.03% - 10.51%	8.11% - 10.86%	12.02% - 14.70%	14.72% - 15.98%

Fair value of liability at valuation date (thousands)	$589	$214	$232	$170

Derivative liability
Fair value of financial instruments
Methodologies and significant inputs used in determination of fair value

	Derivative Liability	Initial Valuation Derivative Liability
Date of Valuation	12/31/2017	6/1/2017
Valuation Method	Monte Carlo	Monte Carlo
Volatility (annual)	N/A	76.4%
Time period from valuation until maturity of debt (yrs.)	4.360	4.943
Cumulative probability of a change in control prepayment implied by model	27%	28%
Cumulative probability of other accelerated prepayments implied by model	17%	17%
Discount rate	16.20%	15.87%

Fair value of liability at valuation date (thousands)	$1,660	$2,107